                                    [LOGO)

                                 Founders of
                              "America's First
                                 Money Fund"


                           ------------------------

                              SEMI-ANNUAL REPORT

                           ------------------------


                                 PRIMARY FUND

                             U.S. GOVERNMENT FUND

                              U.S. TREASURY FUND



                           FOR THE SIX MONTHS ENDED
                              NOVEMBER 30, 1995
                                 (UNAUDITED)







                                    [LOGO]




                                 Founders of
                               "America's First
                                 Money Fund"



                 810 Seventh Avenue, New York, NY 10019-5868

        GENERAL INFORMATION AND 24 HOUR YIELD AND BALANCE INFORMATION
                                 800-637-1700

 This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

                     Distributor -- Resrv Partners, Inc.

                         THE RESERVE FUND--PRIMARY FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1995--(UNAUDITED)

                                                                                        %          DAYS TO        VALUE
                                                                                       RATE       MATURITY       (NOTE 1)
                                                                                   ------------   ---------   --------------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 17.99%
  Banque Nationale de Paris(b)..................................................       5.75          15       $   45,402,500
  Bayerische Hypothekenund W.B.(a)..............................................       5.76          91           60,020,542
  Chemical Bank(a)..............................................................       5.80          69           35,327,056
  Harris Trust and Savings Bank(a)..............................................       5.77          28           45,375,050
  Svenska Handelsbanken Inc.(c).................................................    5.66-5.67      83-105         86,742,524
  Union Bank....................................................................       5.85          62           50,260,000
                                                                                                              --------------
  Total Negotiable Bank Certificates of Deposit.................................                                 323,127,672
                                                                                                              --------------
REPURCHASE AGREEMENTS -- 75.99%
  FGPC 7.50% due from 8/1/25 to 11/1/25, FGRM 5%-8% due from 7/15/06 to
    11/15/23, FGSI due 2/1/23, FMAR due 10/1/22, FNAR due from 7/1/22 to
    11/1/23, FNMS 6.50%-7% due from 5/1/00 to 7/1/18, FNST due from 7/1/22 to
    11/1/23, FNRM due from 7/25/08 to 11/15/32, FNRA 11/25/03 to 10/15/23 and
    FRRA due 5/25/23 (Repos with Bear, Stearns & Co. Inc. dated November
    20-November 28, 1995 resale amount $321,520,026)............................    5.81-5.82         1          321,351,200
  FNAR due from 5/1/24 to 6/1/25 FNMS 6% to 12% due from 5/1/01 to 7/1/25 (Repo with Lehman Brothers Inc. dated November 3, 1995, resale amount
    $100,496,861)...............................................................       5.77           4          100,448,778
  USTS due 5/15/05, USTN 6.875%-7.875% due from 7/15/96 to 3/31/97, TVIN due from 4/15/04 to 4/15/12, TVBD 4.375%-8.625% due from 3/4/96 to 7/15/45, RFIN due 4/15/02, FIIN due from 8/3/96 to 8/3/18, FICO 9340% due 2/8/18, FNRM
    5.50%-7.25% due from 1/25/06 to 4/25/24, RNRA 6.133%-7.906% due from 4/25/21 to 9/25/23, FNSM 8.50% due 2/1/05, MCDB 7.19% due 8/17/05, FGRM 6%-10% due
    from 11/15/04 to 10/15/23, FGRA 5.983%-7.137% due from 9/15/98 to 11/15/23,
    FHOR due 10/25/96 and FMNT 7.20% due 2/16/00 (Repos with Prudential
    Securities Inc. dated November 30, 1995, resale amount $258,042,355)........       5.91           1          258,042,355
  FNRM and USTN 5.625% due 11/30/00 (Repo with CS First Boston Corporation dated
    November 28, 1995, resale amount $107,120,672)..............................       5.80           5          107,051,717
  GNMA 6%, FNAR due from 1/1/24 to 7/1/34 (Repo with Merrill Lynch Government
    Securities Inc. dated November 30, 1995, resale amount $262,043,012)........       5.91           1          262,043,012
  USTS due 11/15/08, USTN 5.125% due 3/31/98, USTB 8.75%-10.75% due from 8/15/05 to 8/15/20, RFIN due 7/15/01, GNMA 6.50%-8% due from 8/13/22 to 7/15/24,
    FNMS 6%-8% due from 3/1/02 to 12/1/25, FNAR 6.397%-6.824% due from 11/1/15 to 1/1/20, MCDB 6.50% due 10/20/00 and FGPC 6%-7.50% due from 8/1/00 to
    10/1/25 (Repos with Smith Barney Inc. dated November 6 to November 30, 1995,
    resale amount $316,471,133).................................................    5.77-5.80       1-18         315,975,944
                                                                                                              --------------
  Total Repurchase Agreements...................................................                               1,364,913,006
                                                                                                              --------------
TAXABLE MUNICIPAL BONDS -- 6.15%
  Florida Housing Finance Agency Housing Revenue Bonds 1993 Series A(d).........       5.82           7           41,601,354
  Illinois Student Assistance(d)................................................       5.79           7           20,197,256
  Maricopa County Industrial Development Authority Revenue Bonds for Phoenix
    Multi-Purpose Arena Project Series 1990(d)..................................       6.00           7           43,617,000
  New Hampshire Business Finance Authority Revenue Bonds 1992 Series B(d).......       6.00           7            5,024,167
                                                                                                              --------------
  Total Taxable Municipal Bonds.................................................                                 110,439,777
                                                                                                              --------------
Total Primary Fund Investments (100.13%) (Cost $1,794,538,757)..................                               1,798,480,455
Other liabilities, less assets (-.13%)..........................................                                  (2,368,888)
                                                                                                              --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption price per share based on 1,796,111,567 shares of beneficial interest $.001 par
  value outstanding.............................................................                              $1,796,111,567
                                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1995--(UNAUDITED)

                                                                                             %           DAYS TO         VALUE
                                                                                            RATE         MATURITY      (NOTE 1)
                                                                                        ------------    ----------    -----------
REPURCHASE AGREEMENTS -- 99.77%
 GNMA 6%-8.50% due from 1/15/22 to 12/15/35 (Repos with Bear, Stearns & Co. Inc.
   dated November 20 to November 27, 1995, resale amount $145,434,692)..............     5.78-5.79         4-26       $145,205,817
 USTN 5.625%-6.25% due from 10/31/97 to 8/31/00 (Repo with Donaldson, Lufkin &
   Jenrette Securities Corp. dated November 30, 1995, resale amount $82,013,439)....        5.90            1          82,013,439
 GNMA 6%-11.50% and USTN 5.625% due 11/30/00 (Repo with CS First Boston Corp. dated
   November 17, 1995, resale amount $50,263,542)....................................        5.75            20         50,111,806
 GNMA 5.5%-12% due from 1/15/98 to 10/20/25 (Repo with Lehman Brothers Inc. dated
   November 30, 1995, resale amount $131,690,479)...................................        5.75            4         131,627,708
 GNMA 5%-13% due from 3/15/01 to 10/15/30 (Repos with Prudential Securities Inc.
   dated November 9 to November 16, 1995, resale amount $145,662,847)...............        5.75           4-18       145,425,660
 GNMA 7.50%-8.50% due from 3/15/22 to 11/15/25 (Repo with Smith Barney Inc. dated
   October 31, 1995, resale amount $145,764,271)....................................        5.75            4         145,694,792
                                                                                                                      -----------
 Total U.S. Government Fund Investments (99.77%) (Cost $698,000,000)................                                  700,079,222
 Other assets, less liabilities (.23%)..............................................                                    1,647,487
                                                                                                                      -----------
 Net assets (100%) equivalent to $1.00 net asset value, offering and redemption prices per share based on 701,726,709 shares of beneficial interest $.001 par
   value outstanding................................................................                                  $701,726,709
                                                                                                                      =============

                      THE RESERVE FUND--U.S. TREASURY FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1995--(UNAUDITED)

U.S. TREASURY BILLS -- 99.07%
 U.S. Treasury Bills (Cost $119,926,680)............................................     5.225-5.60        7-98       $120,482,083
 Other assets, less liabilities (.93%)..............................................                                    1,131,347
                                                                                                                      -----------
 NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share based on 121,613,430 shares of beneficial interest $.001 par
   value outstanding................................................................                                  $121,613,430
                                                                                                                      =============

---------------

(a) Eurodollar Certificates of Deposit -- London Branch, United Kingdom.
(b) Yankee Certificates of Deposit.
(c) Collateralized by Bank Letter of Credit.
(d) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1995. Securities payable on demand are collateralized by bank letter of credit, other bank credit agreements and financial guaranty assurance agencies.

SECURITY TYPE ABBREVIATIONS:
FGPC  --   FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRA  --   FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates -- Adjustable Rate
FGRM  --   FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FICO  --   Financing Corporation Bond
FIIN  --   Financing Corporation Strip
FMAR  --   FHLMC Adjustable Rate Mortgage-Backed Pass-Through Participation Certificates
FMDN  --   FHLMC Discount Notes
FMPC  --   Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage-Backed Pass-Through Participation Certificates
FNAR  --   FNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
FNMS  --   FNMA Mortgage-Backed Pass-Through Securities
FNNT  --   FNMA Medium Term Note
FNRA  --   FNMA REMIC Adjustable Rate Mortgage-Backed Pass-Through Securities
FNRM  --   Federal National Mortgage Association ("FNMA") REMIC Mortgage-Backed Pass-Through Securities
FRRA  --   FHLMC REMIC Adjustable Rate
FRRM  --   FHLMC REMIC
GNMA  --   Government National Mortgage Association Mortgage-Backed Pass-Through Securities
MCDB  --   FHLMC Debenture Bond
RFIN  --   Resolution Funding Corp, STRIPS
TVBD  --   Tennessee Valley Authority Bond
TVIN  --   Tennessee Valley Authority Strip
USB   --   U.S. Treasury Bonds
USTB  --   U.S. Treasury Bills
USTN  --   U.S. Treasury Notes
USTS  --   U.S. Treasury STRIPS

                       SEE NOTES TO FINANCIAL STATEMENTS.

            THE RESERVE FUND--STATEMENTS OF OPERATIONS--(UNAUDITED)

                                                                                         SIX MONTHS ENDED
                                                                                         NOVEMBER 30, 1995
                                                                                   -----------------------------
                                                                                                         U.S.
                                                                      PRIMARY      U.S. GOVERNMENT     TREASURY
                                                                       FUND             FUND             FUND
                                                                    -----------    ---------------    ----------
INTEREST INCOME (Note 1).........................................   $50,747,769      $22,010,449      $2,923,017
                                                                    -----------    ---------------    ----------
EXPENSES (Note 2)
  Management fee.................................................     4,012,704        1,837,071              --
  Comprehensive fee..............................................            --               --         383,382
  Shareholder servicing, administration and general office
    expenses.....................................................     1,813,240          730,044              --
  Distribution assistance (Note 3)...............................     1,489,220          695,751         106,491
  Equipment expense..............................................       294,939          126,005              --
  Professional fees..............................................       236,621          104,700              --
  Occupancy costs................................................       201,416           85,799              --
  Stationery, printing and supplies..............................       162,345           74,668              --
  Trustee fee....................................................        23,348           10,082              --
  Other expenses.................................................       143,662           68,116              --
                                                                    -----------    ---------------    ----------
    Total Expenses...............................................     8,377,495        3,732,236         489,873
  Less: voluntary waiver.........................................            --               --         (63,910)
                                                                    -----------    ---------------    ----------
  Net Expenses...................................................     8,377,495        3,732,236         425,963
                                                                    -----------    ---------------    ----------
NET INVESTMENT INCOME............................................   $42,370,274      $18,278,213      $2,497,054
                                                                    ============   ==============     ==========

       THE RESERVE FUND--STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                       PRIMARY FUND                    U.S. GOVERNMENT FUND               U.S. TREASURY FUND
                             --------------------------------    --------------------------------    ----------------------------
                               SIX MONTHS                          SIX MONTHS                         SIX MONTHS
                                 ENDED                               ENDED                              ENDED
                              NOVEMBER 30,       YEAR ENDED       NOVEMBER 30,       YEAR ENDED      NOVEMBER 30,     YEAR ENDED
                                  1995          MAY 31, 1995          1995          MAY 31, 1995         1995        MAY 31, 1995
                             --------------    --------------    --------------    --------------    ------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM INVESTMENT
  OPERATIONS:
    Net investment income
      (Note 1)............   $   42,370,274    $   63,849,095    $   18,278,213    $   31,622,436    $ 2,497,054     $  2,101,013
    Dividends to
      shareholders........      (42,370,274)      (63,849,095)      (18,278,213)      (31,622,436)    (2,497,054 )     (2,101,013)
                             --------------    --------------    --------------    --------------    ------------    ------------
  FROM CAPITAL SHARE
    TRANSACTIONS (at net
    asset value of $1 per
    share):
    Net proceeds from the
      sale of shares......    3,523,034,813     5,517,915,950     1,687,994,772     3,357,034,315    258,984,140      275,724,588
    Net asset value of
      shares issued on
      reinvestment of
      dividends...........       42,370,274        63,849,095        18,278,213        31,622,436      2,497,054        2,101,013
                             --------------    --------------    --------------    --------------    ------------    ------------
      Subtotal............    3,565,405,087     5,581,765,045     1,706,272,985     3,388,656,751    261,481,194      277,825,601
      Cost of shares
        redeemed..........   (3,371,757,092)   (5,394,679,426)   (1,726,331,068)   (3,407,569,981)   (235,094,444)   (189,949,285)
                             --------------    --------------    --------------    --------------    ------------    ------------
    Net increase
      (decrease) from
      share transactions
      and from investment
      operations..........      193,647,995       187,085,619       (20,058,083)      (18,913,230)    26,386,750       87,876,316
NET ASSETS:
    Beginning of period...    1,602,463,572     1,415,377,953       721,784,792       740,698,022     95,226,680        7,350,364
                             --------------    --------------    --------------    --------------    ------------    ------------
    End of period.........   $1,796,111,567    $1,602,463,572    $  701,726,709    $  721,784,792    $121,613,430    $ 95,226,680
                              =============     =============     =============     =============    ============     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")
                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:
  ------------------------------

   The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

   A. The Fund's authorized shares of beneficial interest are unlimited. The Fund's shares are divided into three classes, Primary Fund, U.S. Government Fund and the U.S. Treasury Fund.

   B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Fund uses amortized cost to value the Portfolios, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Portfolio is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the Portfolio average life.

   C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

   D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

   E. The Fund's custodians hold the securities owned subject to repurchase agreements. The Fund's investment adviser determines that the resale amount of the repurchase agreement is fully collateralized.

   F. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional Fund shares.

   G. Each Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COST AND TRANSACTIONS WITH AFFILIATES:
  ---------------------------------------------------------------------------

   Under the Management Agreement, Reserve Management Company, Inc. ("RMCI"), manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. RMCI receives management fees from the Primary and U.S. Government Funds at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% of any excess over $2 billion of the average daily net assets of Primary and U.S. Government Funds, subject to reimbursement of Fund expenses (excluding brokerage fees and commissions, interest charges, taxes and extraordinary legal fees and expenses) exceeding 1% of average daily closing net assets. For the U.S. Treasury Fund, RMCI receives a comprehensive fee at an annual rate of .80% of the average daily net assets. At November 30, 1995, the advisor waived a portion of its comprehensive fee. Also, under the current Service Agreement, RMCI was reimbursed $2,875,571 (Primary Fund) and $1,199,414 (U.S. Government Fund) during the six months ended November 30, 1995 for expenditures made on behalf of the Fund's respective Portfolios for personnel, office space and equipment and shareholder accounting and administrative services, to carry out the Fund's business. At November 30, 1995, the Primary, U.S. Government and U.S. Treasury Funds had accrued expenses of $47,927, $17,499, and $37,748 respectively, due to RMCI.

3. DISTRIBUTION ASSISTANCE:
  -----------------------

   Pursuant to a Plan of Distribution, subject to the Fund's expense limitations, the Fund will make payments of up to .20% per annum of the average net asset value of shareholder accounts as to which the payee has rendered assistance in distributing shares of the portfolios. The Plan requires RMCI to pay an equivalent amount from its own resources.

                            ------------------------

                            FEDERAL TAX INFORMATION

   The dividends distributed by the Primary, U.S. Government and U.S. Treasury Funds in each of the periods are treated for Federal tax purposes as ordinary income.

                                THE RESERVE FUND

                PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUND

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
--------------------------------------------------------------------------------

                                              SIX MONTHS                      FOR FISCAL YEARS ENDED MAY 31,
                                                 ENDED          -----------------------------------------------------------
             PRIMARY FUND                  NOVEMBER 30, 1995          1995                 1994                 1993
---------------------------------------    -----------------    -----------------    -----------------    -----------------
Net asset value, beginning of period...            $1.0000                $1.0000              $1.0000              $1.0000
                                             -----------                  -------              -------              -------
Income from investment operations......            .0301                    .0549                .0345                .0361
Expenses...............................            .0050                    .0099                .0099                .0100
                                             -----------                  -------              -------              -------
Net investment income(1)...............            .0251                    .0450                .0246                .0261
Dividends from net investment
  income(1)............................           (.0251)                  (.0450)              (.0246)              (.0261)
                                             -----------                  -------              -------              -------
Net asset value, end of period.........          $1.0000                  $1.0000              $1.0000              $1.0000
                                             -----------                  -------              -------              -------
                                             -----------                  -------              -------              -------
Total Return...........................             5.02%(2)                 4.50%                2.46%                2.61%

       RATIOS/SUPPLEMENTAL DATA
---------------------------------------
Net assets in thousands, end of
  period...............................        1,710,436                1,602,464            1,415,378            1,389,136
Ratio of expenses to average net
  assets...............................              .98%(2)                 %.97                 %.97                 %.99
Ratio of net investment income to
  average
  net assets...........................             4.95%(2)                 4.42%                2.44%                2.58%
         U.S. GOVERNMENT FUND
---------------------------------------
Net asset value, beginning of period...          $1.0000                  $1.0000              $1.0000              $1.0000
                                             -----------                  -------              -------              -------
Income from investment operations......            .0299                    .0542                .0337                .0353
Expenses...............................            .0051                    .0101                .0100                .0100
                                             -----------                  -------              -------              -------
Net investment income(1)...............            .0248                    .0441                .0237                .0253
Dividends from net investment
  income(1)............................           (.0248)                  (.0441)              (.0237)              (.0253)
                                             -----------                  -------              -------              -------
Net asset value, end of period.........          $1.0000                  $1.0000              $1.0000              $1.0000
                                             -----------                  -------              -------              -------
                                             -----------                  -------              -------              -------
Total Return...........................             4.96%(2)                 4.41%                2.37%                2.53%
       RATIOS/SUPPLEMENTAL DATA
---------------------------------------
Net assets in thousands, end of
  period...............................          746,601                  721,785              740,698              728,138
Ratio of expenses to average net
  assets...............................             1.00%(2)                 %.99                 %.99                 %.99
Ratio of net investment income to
  average
  net assets...........................             4.90%(2)                 4.31%                2.35%                2.50%


             PRIMARY FUND                      1992                 1991
---------------------------------------  -----------------    -----------------
Net asset value, beginning of period...            $1.0000              $1.0000
                                                   -------              -------
Income from investment operations......              .0541                .0794
Expenses...............................              .0100                .0100
                                                   -------              -------
Net investment income(1)...............              .0441                .0694
Dividends from net investment
  income(1)............................             (.0441)              (.0694)
                                                   -------              -------
Net asset value, end of period.........            $1.0000              $1.0000
                                                   -------              -------
                                                   -------              -------
Total Return...........................               4.41%                6.94%
       RATIOS/SUPPLEMENTAL DATA
---------------------------------------
Net assets in thousands, end of
  period...............................          1,553,828            1,803,132
Ratio of expenses to average net
  assets...............................               %.99                 %.97
Ratio of net investment income to
  average
  net assets...........................               4.34%                6.72%
         U.S. GOVERNMENT FUND
---------------------------------------
Net asset value, beginning of period...            $1.0000              $1.0000
                                                   -------              -------
Income from investment operations......              .0533                .0772
Expenses...............................              .0101                .0102
                                                   -------              -------
Net investment income(1)...............              .0432                .0670
Dividends from net investment
  income(1)............................             (.0432)              (.0670)
                                                   -------              -------
Net asset value, end of period.........            $1.0000              $1.0000
                                                   -------              -------
                                                   -------              -------
Total Return...........................               4.32%                6.70%
       RATIOS/SUPPLEMENTAL DATA
---------------------------------------
Net assets in thousands, end of
  period...............................            853,823              817,604
Ratio of expenses to average net
  assets...............................               %.99                 %.98
Ratio of net investment income to
  average
  net assets...........................               4.21%                6.38%

                                              SIX MONTHS
                                                 ENDED          YEAR ENDED    YEAR ENDED    YEAR ENDED
          U.S. TREASURY FUND               NOVEMBER 30, 1995       1995          1994          1993
---------------------------------------    -----------------    ----------    ----------    ----------
Net asset value, beginning of period...         $1.0000           $1.0000       $1.0000       $1.0000
                                           ------------          --------      --------      --------
Income from investment operations......           .0278             .0523         .0313         .0330
Expenses...............................           .0041             .0067         .0073         .0092
                                           ------------          --------      --------      --------
Net investment income(1)...............           .0237             .0456         .0240         .0238
Dividends from net investment
  income(1)............................          (.0237)           (.0456)       (.0240)       (.0238)
                                           ------------          --------      --------      --------
Net asset value, end of period.........         $1.0000           $1.0000       $1.0000       $1.0000
                                           ===============      =========     =========     =========
Total Return...........................            4.75%(2)          4.56%         2.40%         2.38%

       RATIOS/SUPPLEMENTAL DATA
---------------------------------------
Net assets in thousands, end of
 period................................         106,517            95,227         7,350        32,325
Ratio of expenses to average net
  assets(3)............................             .80%(2)           .68%          .73%          .80%
Ratio of net investment income to
  average
  net assets...........................            4.69%(2)          4.64%         2.38%         2.07%

                                               FEBRUARY 3, 1992
                                         (COMMENCEMENT OF OPERATIONS)
          U.S. TREASURY FUND                 THROUGH MAY 31, 1992
---------------------------------------  ----------------------------
Net asset value, beginning of period...             $1.0000
                                          -----------------
Income from investment operations......               .0121
Expenses...............................               .0031
                                          -----------------
Net investment income(1)...............               .0090
Dividends from net investment
  income(1)............................              (.0090)
                                          -----------------
Net asset value, end of period.........             $1.0000
                                         ========================
Total Return...........................                2.75%(2)
       RATIOS/SUPPLEMENTAL DATA
---------------------------------------
Net assets in thousands, end of
 period................................                 512
Ratio of expenses to average net
  assets(3)............................                 .97%(2)
Ratio of net investment income to
  average
  net assets...........................                2.74%(2)

---------------
(1) Based on compounding of daily dividends. Not indicative of future results.
(2) Annualized.
(3) During this period the manager waived a portion of fees and expenses. If there were no reduction in expenses, the actual expenses would have been .80%, .80%, .80%, .80% and 1.00%, respectively.

                                        6